Other Receivables, Deposits and Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables, Deposits and Prepayments [Abstract]
Schedule of Other Receivables, Deposits and Prepayments
	At December 31,
	2025	2024
Deposits	$82,766	$166,294
Prepayments	478,155	8,256
Other receivables	3,875	23,017
Other receivables from related parties	364	14,622
Less: Allowance for credit losses	-	-
	$565,160	$212,189